Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
The Investment Company of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class A (with sales charge)
Accumulated Value				$ 9,424				$ 10,799				$ 12,929				$ 12,088				$ 15,054				$ 17,236				$ 21,548			$ 18,205			$ 23,394			$ 29,231	$ 35,225
The Investment Company of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class C (with sales charge)
Accumulated Value				10,000				11,370				13,504				12,527				15,480				17,591				21,826			18,304			23,342			29,167	35,147
The Investment Company of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class T (with sales charge)
Accumulated Value		$ 9,749			$ 11,076					$ 10,380				$ 12,953				$ 14,869				$ 18,629				$ 15,777			$ 20,326			$ 25,461			$ 30,760
The Investment Company of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class F-1
Accumulated Value				10,000				11,449				13,692				12,790				15,914				18,211				22,751			19,210			24,668			30,805	37,098
The Investment Company of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class F-2
Accumulated Value				10,000				11,478				13,767				12,898				16,090				18,460				23,123			19,576			25,206			31,557	38,096
The Investment Company of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class F-3
Accumulated Value			$ 10,000			$ 11,591					$ 10,869				$ 13,573				$ 15,592				$ 19,550				$ 16,566			$ 21,352			$ 26,763			$ 32,348
The Investment Company of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-A (with sales charge)
Accumulated Value				9,649				11,047				13,215				12,345				15,364				17,581				21,972			18,553			23,831			29,769	35,864
The Investment Company of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-C (with sales charge)
Accumulated Value				10,000				11,361				13,486				12,505				15,448				17,548				21,930			18,518			23,786			29,713	35,796
The Investment Company of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-E
Accumulated Value				10,000				11,420				13,628				12,704				15,771				18,012				22,452			18,915			24,236			30,198	36,288
The Investment Company of America® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-T (with sales charge)
Accumulated Value		9,749			11,072					10,370				12,934				14,839				18,581				15,727			20,251			25,353			30,609
The Investment Company of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-F-1
Accumulated Value				10,000				11,472				13,752				12,880				16,065				18,424				23,065			19,510			25,098			31,400	37,880
The Investment Company of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-F-2
Accumulated Value	$ 10,000								$ 14,349				$ 12,148				$ 15,642				$ 19,589				$ 23,653
The Investment Company of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class 529-F-3
Accumulated Value	10,000								14,358				12,160				15,664				19,621				23,702
The Investment Company of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-1
Accumulated Value				10,000				11,366				13,495				12,519				15,465				17,573				21,799			18,273			23,306			28,895	34,550
The Investment Company of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-2
Accumulated Value				10,000				11,368				13,499				12,519				15,465				17,573				21,794			18,267			23,285			28,871	34,511
The Investment Company of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-2E
Accumulated Value				10,000				11,402				13,584				12,635				15,653				17,834				22,188			18,654			23,850			29,653	35,557
The Investment Company of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-3
Accumulated Value				10,000				11,417				13,618				12,686				15,741				17,966				22,379			18,845			24,130			30,052	36,085
The Investment Company of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-4
Accumulated Value				10,000				11,455				13,704				12,803				15,935				18,241				22,792			19,247			24,724			30,878	37,187
The Investment Company of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-5E
Accumulated Value				10,000				11,469				13,751				12,877				16,061				18,420				23,063			19,515			25,114			31,432	37,935
The Investment Company of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-5
Accumulated Value				10,000				11,485				13,782				12,918				16,125				18,514				23,205			19,655			25,319			31,722	38,314
The Investment Company of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							The Investment Company of America — Class R-6
Accumulated Value				10,000				11,493				13,799				12,937				16,160				18,561				23,276			19,725			25,422			31,863	38,511
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,514	$ 11,875		$ 11,196	$ 14,828	$ 11,009	$ 11,354	$ 13,640	$ 12,143	$ 14,476	$ 14,929	$ 13,042	$ 15,335	$ 17,139	$ 17,676	$ 17,149	$ 19,172	$ 22,059	$ 22,750	$ 20,304	$ 22,600	$ 18,064	$ 18,629	$ 26,132	$ 22,813	$ 23,527	$ 21,399	$ 28,521	$ 29,413	$ 27,025	$ 33,620	$ 34,672	$ 33,786	$ 39,827